Cover	Mar. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2023
Entity File Number	001-39555
Entity Registrant Name	Greenwich LifeSciences, Inc.
Entity Central Index Key	0001799788
Entity Tax Identification Number	20-5473709
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3992 Bluebonnet Dr
Entity Address, Address Line Two	Building 14
Entity Address, City or Town	Stafford
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77477
City Area Code	(832)
Local Phone Number	819-3232
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	GLSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable